GEOGRAPHIC INFORMATION (Schedule of Total Revenues by Geograpical Areas) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 216,566	$ 221,892	$ 192,997
The United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		69,125	75,881	54,914
America - other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		19,560	17,605	18,302
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[1]	62,689	55,376	53,361
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 65,192	$ 73,030	$ 66,420

[1]	Europe, the Middle East and Africa.